UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   MARCH 31, 2007
                                                 --------------

Check here if Amendment [ ]; Amendment Number:
                                                 --------------
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       LUMINUS MANAGEMENT, LLC
Address:    1700 BROADWAY
            35TH FLOOR
            NEW YORK, NEW YORK 10019

Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       PAUL SEGAL
Title:      MANAGER
Phone:      212-615-3425

Signature, Place, and Date of Signing:

            /S/ PAUL SEGAL          NEW YORK, NY            MAY 15, 2007
            --------------          ------------            ------------
             [Signature]            [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         34

Form 13F Information Table Value Total:         $1,241,236
                                                (thousands)

List of Other Included Managers:                NONE

                  COLUMN                  COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7     COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                              SHRS
                                        TITLE                       VALUE     OR PRN  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                          OF CLASS         CUSIP      (X1000)   AMOUNT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
AES CORP. CMN                           Common Stock    00130H105    75,013 3,485,750 SH          SOLE          3,485,750  0     0
ALLEGHENY ENERGY, INC. CMN              Common Stock    017361106    69,197 1,408,168 SH          SOLE          1,408,168  0     0
AMERICAN ELECTRIC POWER INC CMN         Common Stock    025537101    34,223   702,000 SH          SOLE            702,000  0     0
AQUILA, INC. CMN                        Common Stock    03840P102    31,479 7,530,770 SH          SOLE          7,530,770  0     0
CHENIERE ENERGY INC CMN                 Common Stock    16411R208    13,360   428,894 SH          SOLE            428,894  0     0
CLECO CORPORATION CMN                   Common Stock    12561W105    30,523 1,181,700 SH          SOLE          1,181,700  0     0
CMS ENERGY CORPORATION CMN              Common Stock    125896100    77,405 4,348,600 SH          SOLE          4,348,600  0     0
CONSTELLATION ENERGY GROUP CMN          Common Stock    210371100    78,846   906,800 SH          SOLE            906,800  0     0
COVANTA HOLDING CORP CMN                Common Stock    22282E102     1,664    75,000 SH          SOLE             75,000  0     0
COVANTA HOLDING CORPORATION 1%
  02/01/2027 CONV AF                    DBCV 1% 02/01   22282EAA0     2,948 3,000,000 PRN         SOLE          3,000,000  0     0
EL PASO ELECTRIC (NEW) CMN              Common Stock    283677854    10,103   383,400 SH          SOLE            383,400  0     0
EMBARQ CORPORATION CMN                  Common Stock    29078E105     1,691    30,000 SH          SOLE             30,000  0     0
EMMIS COMMUNICATIONS CORP CL-A
  CLASS AA                              Common Stock    291525103       633    75,000 SH          SOLE             75,000  0     0
EXELON CORP CMN                         Common Stock    30161N101    89,076 1,296,400 SH          SOLE          1,296,400  0     0
FOSTER WHEELER LTD CMN                  Common Stock    G36535139    12,050   206,370 SH          SOLE            206,370  0     0
HANOVER COMPRESSOR COMPANY COMMON STOCK Common Stock    410768105     4,450   200,000 SH          SOLE            200,000  0     0
MCDERMOTT INTL CMN                      Common Stock    580037109    12,279   250,700 SH          SOLE            250,700  0     0
MIRANT CORPORATION CMN                  Common Stock    60467R100    74,981 1,853,202 SH          SOLE          1,853,202  0     0
NRG ENERGY, INC. CMN                    Common Stock    629377508    75,937 1,054,100 SH          SOLE          1,054,100  0     0
PEPCO HOLDINGS INC CMN                  Common Stock    713291102    40,631 1,400,100 SH          SOLE          1,400,100  0     0
PPL CORPORATION CMN                     Common Stock    69351T106   114,082 2,789,300 SH          SOLE          2,789,300  0     0
PUBLIC-SVC ENTERPRISE GROUP HOLDING CO  Common Stock    744573106    37,135   447,200 SH          SOLE            447,200  0     0
R.H. DONNELLEY CORP (NEW) CMN           Common Stock    74955W307     1,063    15,000 SH          SOLE             15,000  0     0
RELIANT ENERGY, INC. CMN                Common Stock    75952B105    39,264 1,932,300 SH          SOLE          1,932,300  0     0
SHAW GROUP INC CMN                      Common Stock    820280105    20,758   663,834 SH          SOLE            663,834  0     0
SIERRA PACIFIC RESOURCES (NEW) CMN      Common Stock    826428104    69,789 4,015,478 SH          SOLE          4,015,478  0     0
SIRIUS SATELLITE RADIO INC CMN          Common Stock    82966U103     4,000 1,250,000 SH          SOLE          1,250,000  0     0
SOUTHERN UNION CO (NEW) CMN             Common Stock    844030106    56,528 1,860,100 SH          SOLE          1,860,100  0     0
SPRINT NEXTEL CORPORATION CMN           Common Stock    852061100     5,498   290,000 SH          SOLE            290,000  0     0
TXU CORP CMN                            Common Stock    873168108    57,626   899,000 SH          SOLE            899,000  0     0
UNISOURCE ENERGY CORP 144A 4.5%
  03/01/2035 CONV SM                    Note 4.5% 03/01 909205AB2       561   500,000 PRN         SOLE            500,000  0     0
UNISOURCE ENERGY CORP HLD CO CMN        Common Stock    909205106    63,764 1,698,100 SH          SOLE          1,698,100  0     0
UNIVERSAL COMPRESSION HLDGS CMN         Common Stock    913431102     6,430    95,000 SH          SOLE             95,000  0     0
WISCONSIN ENERGY CORP(HLDG CO)CMN       Common Stock    976657106    28,248   582,200 SH          SOLE            582,200  0     0
                                                                  1,241,236                                    46,854,466